Company level financial information	6 Months Ended
Dec. 31, 2023
Company level financial information
Company level financial information

33 Company level financial information

The following presents condensed parent company financial information of the Group.

(i) Condensed statement of profit or loss

				For the six
				months ended
	For the year ended June 30,			December 31,
	2021	2022	2023	2023
	RMB’000	RMB’000	RMB’000	RMB’000
Other income	4,274	6,038	6,468	10,433
General and administrative expenses	(9,734)	(19,038)	(37,854)	(20,345)
Other net income/(loss)	52,056	6,607	(11,418)	5,558
Operating profit/(loss)	46,596	(6,393)	(42,804)	(4,354)
Finance income	1,030	2,930	25,608	44,400
Finance costs	(2)	—	—	—
Net finance income	1,028	2,930	25,608	44,400
Fair value changes of redeemable shares with other preferential rights	(1,625,287)	—	—	—
Share of loss of equity-accounted investee, net of tax	(4,011)	(8,162)	—	—
(Loss)/profit before taxation	(1,581,674)	(11,625)	(17,196)	40,046
Income tax expense	—	—	—	(3,137)
(Loss)/profit for the year/period	(1,581,674)	(11,625)	(17,196)	36,909

(ii) Condensed statement of profit or loss and other comprehensive income

				For the
				six months ended
	For the year ended June 30,			December 31,
	2021	2022	2023	2023
	RMB’000	RMB’000	RMB’000	RMB’000
(Loss)/profit for the year/period	(1,581,674)	(11,625)	(17,196)	36,909
Items that may be reclassified subsequently to profit or loss:
Exchange differences on translation of financial statements of the Company	(191,443)	174,150	383,743	(86,224)
Other comprehensive (loss)/income for the year/period	(191,443)	174,150	383,743	(86,224)
Total comprehensive (loss)/income for the year/period	(1,773,117)	162,525	366,547	(49,315)

(iii) Condensed statement of financial position

				As at
	Note	As at June 30,		December 31,
		2022	2023	2023
		RMB’000	RMB’000	RMB’000
ASSETS
Non-current assets
Investments in subsidiaries
- Cost-accounted investments in subsidiaries		2,112,276	2,300,637	2,259,187
- Amounts due from subsidiaries		1,968,572	1,443,759	1,508,405

		4,080,848	3,744,396	3,767,592
Current assets
Other investments		1,874	—	—
Other receivables		65,907	7,703	2,450
Cash and cash equivalents		646,921	1,225,474	372,459
Term deposits		201,342	361,371	145,587

		916,044	1,594,548	520,496

Total assets		4,996,892	5,338,944	4,288,088

EQUITY
Share capital	26(a)	92	95	95
Additional paid-in capital	26(a)	7,982,824	7,257,080	6,333,584
Other reserves		(1,627,210)	(1,242,585)	(1,401,580)
Accumulated losses		(1,440,512)	(726,810)	(689,901)

Total equity		4,915,194	5,287,780	4,242,198

LIABILITIES
Non-current liabilities
Deferred income		14,488	8,821	5,297
		14,488	8,821	5,297
Current liabilities
Other payables		60,915	35,565	33,950
Deferred income		6,295	6,778	6,643

		67,210	42,343	40,593

Total liabilities		81,698	51,164	45,890

Total equity and liabilities		4,996,892	5,338,944	4,288,088

(iv) Condensed statement of cash flow

				For the
				six months ended
	For the year ended June 30,			December 31,
	2021	2022	2023	2023
	RMB’000	RMB’000	RMB’000	RMB’000
Net cash from/(used in) operating activities	28,366	(16,177)	(43,240)	(22,277)
Net cash (used in)/from investing activities	(3,432,692)	120,173	528,830	259,852
Net cash from/(used in) financing activities	4,181,655	(395,322)	43,396	(1,083,077)
Net increase/(decrease) in cash and cash equivalents	777,329	(291,326)	528,986	(845,502)
Cash and cash equivalents at beginning of the year/period	153,889	925,638	646,921	1,225,474
Effect of movements in exchange rates on cash held	(5,580)	12,609	49,567	(7,513)
Cash and cash equivalents at end of the year/period	925,638	646,921	1,225,474	372,459